SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - TRANSACTIONS WITH AFFILIATES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - current	$ 26	$ 6
Due from unconsolidated affiliates - noncurrent	201	186
Due to unconsolidated affiliates - current	$ (11)	(14)
Joint venture with PEMEX [Member]
Related Party Transaction [Line Items]
Related party transaction rate	5.27%
ESJ joint venture [Member]
Related Party Transaction [Line Items]
Related party transaction rate	7.15%
Sempra LNG and Midstream [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - noncurrent	$ 0	3
LIBOR [Member] | Joint venture with PEMEX [Member]
Related Party Transaction [Line Items]
Variable percentage rate	450.00%
LIBOR [Member] | ESJ joint venture [Member]
Related Party Transaction [Line Items]
Variable percentage rate	637.50%
Sempra South American Utilities [Member] | Eletrans [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - noncurrent	$ 96	72
Sempra South American Utilities [Member] | Other related parties [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - noncurrent	1	0
Sempra Mexico [Member] | PEMEX Three year loan A [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - noncurrent	2	3
Sempra Mexico [Member] | PEMEX Four year loan A [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - noncurrent	44	42
Sempra Mexico [Member] | PEMEX Four year loan B [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - noncurrent	35	34
Sempra Mexico [Member] | PEMEX Four year loan C [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - noncurrent	9	8
Sempra Mexico [Member] | ESJ joint venture [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - noncurrent	14	24
Parent Company [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - current	73	62
Due from unconsolidated affiliates - noncurrent	0	457
Due to unconsolidated affiliates - current	(359)	(332)
San Diego Gas and Electric Company [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - current	4	1
Due to unconsolidated affiliates - current	(15)	(55)
San Diego Gas and Electric Company [Member] | Due to/from Sempra Energy [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - current	3	0
Due to unconsolidated affiliates - current	0	(34)
Income taxes due from (to) Sempra Energy	159	28
San Diego Gas and Electric Company [Member] | Due to/from Various Affiliates
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - current	1	1
Due to unconsolidated affiliates - current	(7)	(8)
San Diego Gas and Electric Company [Member] | Due to/from SoCalGas
Related Party Transaction [Line Items]
Due to unconsolidated affiliates - current	(8)	(13)
Southern California Gas Company [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - current	8	48
Due to unconsolidated affiliates - current	(28)	0
Southern California Gas Company [Member] | Due to/from Sempra Energy [Member]
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - current	0	35
Due to unconsolidated affiliates - current	(28)	0
Income taxes due from (to) Sempra Energy	$ 5	$ 1
Related party transaction rate	0.68%	0.11%
Loan to unconsolidated affiliate, principal	$ 31	$ 50
Southern California Gas Company [Member] | Due to/from SDG&E
Related Party Transaction [Line Items]
Due from unconsolidated affiliates - current	$ 8	$ 13